Annual Total Returns (Bar Chart) - Total Stock Market Index Trust (Total Stock Market Index Trust, Series I, Total Stock Market Index Trust)	12 Months Ended
May 01, 2011
Total Stock Market Index Trust | Series I, Total Stock Market Index Trust
Bar Chart Table:
2001	(11.41%)
2002	(21.29%)
2003	30.54%
2004	11.74%
2005	5.69%
2006	15.29%
2007	5.18%
2008	(37.20%)
2009	28.87%
2010	17.20%